Goodwill and Intangible Assets (Tables)	6 Months Ended
Jun. 30, 2025
Goodwill and Intangible Assets [Abstract]
Schedule of Indefinite Life to Finite Life and the Subsequent Amortization on the Orbital Slots	The change in estimate from indefinite life to finite life and the subsequent amortization on the orbital slots are summarized below.
	Orbital slots (indefinite life)	Orbital slots (finite life)	Total
Cost as at January 1, 2025	$611,173	$—	$611,173
Transfer to finite life	(611,173)	611,173	—
Impact of foreign exchange	—	(1,344)	(1,344)
Cost as at June 30, 2025	$—	$609,829	$609,829
Accumulated impairment as at January 1, 2025	$(258,877)	$—	$(258,877)
Transfer to finite life	258,877	(258,877)	—
Amortization	—	(17,149)	(17,149)
Impact of foreign exchange	—	912	912
Accumulated amortization as at June 30, 2025	$—	$(275,114)	$(275,114)
Net carrying values
As at December 31, 2024	$352,296	$—	$352,296
As at June 30, 2025	$—	$334,715	$334,715